Retirement Benefit Plans - Schedule of Actuarial Valuation of Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Represented by:
Pension assets (Note 18)	$ 316	$ 320
Accrued retirement benefit liability	(351)	(373)
Defined Benefit Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	(254)
Balance at end of year liability (asset)	(257)	(254)
Funding surplus (deficit)	518	449
Represented by:
Pension assets (Note 18)	316	320
Accrued retirement benefit liability	(59)	(66)
Net accrued retirement benefit asset (liability)	257	254
Defined Benefit Pension Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	1,360	1,929
Current service cost	28	29
Benefits paid	(103)	(104)
Interest income (expense)	63	61
Sale of steelmaking coal business	0	(599)
Obligation experience adjustments	1	34
Effect from change in financial assumptions	(23)	(5)
Effect from change in demographic assumptions	(4)	5
Changes in foreign exchange rates	(6)	10
Balance at end of year liability (asset)	1,316	1,360
Represented by:
Net accrued retirement benefit asset (liability)	(1,316)	(1,360)
Defined Benefit Pension Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	(1,809)	(2,491)
Benefits paid	103	104
Interest income (expense)	(82)	(80)
Sale of steelmaking coal business	0	(730)
Changes in foreign exchange rates	6	(9)
Balance at end of year liability (asset)	(1,834)	(1,809)
Return on plan assets, excluding amounts included in interest income	37	56
Contributions by the employer	15	7
Represented by:
Net accrued retirement benefit asset (liability)	1,834	1,809
Defined Benefit Pension Plans | Less effect of the asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	195	191
Interest income (expense)	9	7
Sale of steelmaking coal business	0	(45)
Balance at end of year liability (asset)	261	195
Change in asset ceiling	57	42
Represented by:
Net accrued retirement benefit asset (liability)	(261)	(195)
Non-Pension Post- Retirement Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	307
Balance at end of year liability (asset)	292	307
Funding surplus (deficit)	(292)	(307)
Represented by:
Pension assets (Note 18)	0	0
Accrued retirement benefit liability	(292)	(307)
Net accrued retirement benefit asset (liability)	(292)	(307)
Non-Pension Post- Retirement Benefit Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	307	370
Current service cost	16	16
Benefits paid	(23)	(28)
Interest income (expense)	14	15
Sale of steelmaking coal business	0	(52)
Obligation experience adjustments	(14)	(13)
Effect from change in financial assumptions	(7)	(1)
Effect from change in demographic assumptions	0	0
Changes in foreign exchange rates	(1)	0
Balance at end of year liability (asset)	292	307
Represented by:
Net accrued retirement benefit asset (liability)	(292)	(307)
Non-Pension Post- Retirement Benefit Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	0	0
Benefits paid	23	28
Interest income (expense)	0	0
Sale of steelmaking coal business	0	0
Changes in foreign exchange rates	0	0
Balance at end of year liability (asset)	0	0
Return on plan assets, excluding amounts included in interest income	0	0
Contributions by the employer	23	28
Represented by:
Net accrued retirement benefit asset (liability)	0	0
Non-Pension Post- Retirement Benefit Plans | Less effect of the asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year liability (asset)	0	0
Interest income (expense)	0	0
Sale of steelmaking coal business	0	0
Balance at end of year liability (asset)	0	0
Change in asset ceiling	0	0
Represented by:
Net accrued retirement benefit asset (liability)	$ 0	$ 0